GMO Benchmark-Free Allocation Series Fund
GMO BENCHMARK-FREE ALLOCATION SERIES FUND
Investment objective
Positive total return not “relative” return.
Fees and expenses
The tables below describe the fees and expenses that you may pay for each class of shares if you buy and hold shares of the Fund.
Shareholder fees
Shareholder Fees - GMO Benchmark-Free Allocation Series Fund	Class R4 Fees paid directly from your investment	Class R4 Fees paid by the Fund		Class R5 Fees paid directly from your investment	Class R5 Fees paid by the Fund		Class R6 Fees paid directly from your investment	Class R6 Fees paid by the Fund
Purchase premium (as a percentage of amount invested)	none	0.12%	[1]	none	0.12%	[1]	none	0.12%	[1]
Redemption fee (as a percentage of amount redeemed)	none	0.12%	[1]	none	0.12%	[1]	none	0.12%	[1]
[1]	These amounts are paid to and retained by GMO Benchmark-Free Allocation Fund ("BFAF"), the underlying fund in which the Fund invests, to help offset estimated portfolio transaction and other related costs.

Annual Fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - GMO Benchmark-Free Allocation Series Fund		Class R4	Class R5	Class R6
Management fee	[1][2]	0.65%	0.65%	0.65%
Distribution and service (12b-1) fee	[1][3]	0.25%	0.10%	none
Other expenses	[1][4]	0.21%	0.21%	0.21%
Acquired fund fees and expenses	[1][5]	0.12%	0.12%	0.12%
Total annual fund operating expenses	[1]	1.23%	1.08%	0.98%
Expense reimbursement	[1][6]	(0.01%)	(0.01%)	(0.01%)
Total annual fund operating expenses after expense reimbursement	[1]	1.22%	1.07%	0.97%
[1]	The amounts represent an annualized estimate of the Fund's operating expenses for its initial fiscal year. The information in this table and in the Example below reflects the expenses of both the Fund and BFAF.
[2]	The amount reflects the management fee paid by BFAF. The Fund does not charge a management fee, but indirectly bears the management fee paid by BFAF.
[3]	Distribution and service (12b-1) fees are paid to financial intermediaries for providing sub-transfer agency, recordkeeping, and other administrative services.
[4]	"Other expenses" include administration fees of 0.05%.
[5]	The amount has been restated to reflect current fees of certain underlying funds. These indirect expenses include interest expense that may be incurred by certain underlying funds and also include, to the extent applicable, purchase premiums and redemption fees ("transaction fees") charged by certain underlying funds. Net fees and expenses of underlying funds (before addition of interest expense and transaction fees and as restated), indirect interest expense, and indirect transaction fees were approximately 0.04%, less than 0.01%, and 0.08%, respectively.
[6]	Grantham, Mayo, Van Otterloo & Co. LLC (the "Manager" or "GMO") has contractually agreed to reimburse the Fund for state registration fees to the extent that they are borne by the Fund. These reimbursements will continue through at least August 31, 2013, and may not be terminated prior to this date without the action or consent of the Fund's Board of Trustees.

Example
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same as those shown in the table. The one year amounts shown reflect expense reimbursements and both amounts shown include the expenses of both BFAF and the Fund. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
If you sell your shares
Expense Example - GMO Benchmark-Free Allocation Series Fund (USD $)	1 Year		3 Years
Class R4	149	[1]	414
Class R5	133	[1]	368
Class R6	123	[1]	336
[1]	After reimbursement

If you do not sell your shares
Expense Example, No Redemption - GMO Benchmark-Free Allocation Series Fund (USD $)	1 Year		3 Years
Class R4	136	[1]	401
Class R5	121	[1]	354
Class R6	111	[1]	323
[1]	After reimbursement

Portfolio turnover
The Fund pays transaction costs when it buys and sells securities. A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Annual Fund operating expenses or in the Example, affect the Fund’s performance. Because the Fund had not commenced operations as of the fiscal year ended April 30, 2012, the Fund’s portfolio turnover rate is not available.
Principal investment strategies
The Fund invests substantially all of its assets in GMO Benchmark-Free Allocation Fund (“BFAF”), which invests primarily in shares of other funds managed by GMO (“GMO Funds”). The Fund’s investment objective and principal investment strategies, therefore, are substantially similar to those of BFAF. References to the Fund may refer to actions undertaken by the Fund or BFAF. The Fund’s investment adviser, GMO, is also the investment adviser to BFAF.

The Fund is a fund of funds and invests primarily in shares of other GMO Funds, which may include the GMO International Equity Funds, the GMO U.S. Equity Funds, the GMO Fixed Income Funds, GMO Alpha Only Fund, GMO Alternative Asset Opportunity Fund, GMO Debt Opportunities Fund, GMO High Quality Short-Duration Bond Fund, GMO Implementation Fund, GMO Special Situations Fund, GMO World Opportunity Overlay Fund, and GMO U.S. Flexible Equities Fund (collectively, the “underlying Funds”). In addition, the Fund may invest in securities directly.

The Manager does not seek to manage the Fund to, or control the Fund’s risk relative to, any index or benchmark. The Manager seeks to achieve the Fund’s investment objective (positive total return) by allocating the Fund’s assets among asset classes represented by the underlying Funds (e.g., non-U.S. equity, U.S. equity, emerging country equity, emerging country debt, non-U.S. fixed income, U.S. fixed income, and commodities). The Fund is not restricted in its exposure to any particular asset class, and at times may be substantially invested in underlying Funds that primarily invest in a single asset class (e.g., GMO Real Estate Fund and the GMO Fixed Income Funds). In addition, the Fund is not restricted in its exposure to any particular market and may invest in securities of companies of any market capitalization. Although the Fund generally will have exposure to both emerging countries and developed countries, including the U.S., at times, it also may have substantial exposure to a particular country or type of country (e.g., emerging countries). The Fund may have indirect exposure to derivatives and short sales through its investment in the underlying Funds.

The Manager uses multi-year forecasts of returns and risk among asset classes (e.g., non-U.S. equity, U.S. equity, emerging country equity, emerging country debt, non-U.S. fixed income, U.S. fixed income, and commodities) to select the underlying Funds in which the Fund invests and to decide how much to invest in each. An important component of those forecasts is the expectation that valuation reversion ultimately drives market returns. The Manager changes the Fund’s holdings of underlying Funds in response to changes in its investment outlook and market valuations and may use redemptions or purchases of Fund shares to rebalance the Fund’s investments. The Manager’s ability to shift investments among the underlying Funds is not subject to any limits. The Fund may invest substantially all of its assets in a few underlying Funds that primarily invest in the same asset class and may, at times, also invest a substantial portion of its assets in a single underlying Fund. The Fund also reserves the right to invest directly in asset classes, or to adjust its exposure to asset classes, through direct investments.

Prior to January 1, 2012, BFAF served as a principal component of a broader GMO real return strategy, and BFAF’s investors were principally separate account clients of the Manager who participated in that strategy. Shares of BFAF also were offered on a standalone basis to the Manager’s partners and employees. Beginning on January 1, 2012, BFAF has been managed as a standalone investment. The Manager expects that BFAF’s investment exposures will not differ significantly from those BFAF would have had as a component of the broader real return strategy, although the Manager will likely allocate a greater percentage of BFAF’s assets to strategies that have cash-like benchmarks.

For cash management purposes, the Fund may invest in GMO U.S. Treasury Fund, another GMO Fund, and unaffiliated money market funds.

The Fund may hold cash, cash equivalents, and/or U.S. government securities to manage cash inflows and outflows as a result of shareholder purchases and redemptions.
Principal risks of investing in the Fund
The value of the Fund’s shares changes with the value of the Fund’s investments. Many factors can affect this value, and you may lose money by investing in the Fund. References to investments include those held directly by the Fund and indirectly through the Fund’s investments in the underlying Funds. Because the Fund invests substantially all of its assets in BFAF, the most significant risks of investing in the Fund are the risks to which the Fund is exposed through BFAF, which include those outlined in the following brief summary of principal risks. Some of the underlying Funds of BFAF are non-diversified investment companies under the Investment Company Act of 1940, as amended, and therefore a decline in the market value of a particular security held by those Funds may affect their performance more than if they were diversified investment companies. In addition to the risks to which the Fund is exposed through its investment in BFAF, the Fund is subject to the risk that cash flows into or out of the Fund will cause its performance to be worse than the performance of BFAF.
  Market Risk – Equity Securities – The market price of equity investments may decline due to factors affecting the issuing companies, their industries, or the economy and equity markets generally. If an underlying Fund purchases equity investments at a discount from their value as determined by the Manager, the Fund runs the risk that the market prices of these investments will not appreciate to or decline from that value for a variety of reasons, one of which may be the Manager’s overestimation of the value of those investments. An underlying Fund also may purchase equity investments that typically trade at higher multiples of current earnings than other securities, and the market prices of these investments often are more sensitive to changes in future earnings expectations than those other securities. Declines in stock market prices generally are likely to reduce the net asset value of the Fund’s shares.
  Management and Operational Risk – The Fund runs the risk that GMO’s investment techniques will fail to produce desired results. The Fund’s portfolio managers may use quantitative analyses and models, and any imperfections or limitations in those analyses and models could affect the ability of the portfolio managers to implement the strategies they wish to pursue. By necessity, these analyses and models make simplifying assumptions that limit their efficacy. Models that appear to explain prior market data can fail to predict future market events. Further, the data used in models may be inaccurate and may not include the most recent information about a company or a security. The Fund also runs the risk that GMO’s fundamental assessment of an investment may be wrong or that deficiencies in GMO’s or another service provider’s internal systems or controls will cause losses for the Fund or impair Fund operations.
  Non-U.S. Investment Risk – The market prices of many non-U.S. securities fluctuate more than those of U.S. securities. Many non-U.S. markets are less stable, smaller, less liquid, and less regulated than U.S. markets, and the cost of trading in those markets often is higher than in U.S. markets. Non-U.S. portfolio transactions generally involve higher commission rates, transfer taxes, and custodial costs than similar transactions in the U.S. In addition, the Fund may be subject to non-U.S. taxes, including potentially on a retroactive basis, on (i) capital gains it realizes or dividends or interest it receives on non-U.S. securities, (ii) transactions in those securities, and (iii) the repatriation of proceeds generated from the sale of those securities. Also, many non-U.S. markets require a license for the Fund to invest directly in those markets, and the Fund is subject to the risk that it could not invest if its license were terminated or suspended. In some non-U.S. markets, prevailing custody and trade settlement practices (e.g., the requirement to pay for securities prior to receipt) expose the Fund to credit and other risks with respect to participating brokers, custodians, clearing banks or other clearing agents, escrow agents, and issuers. Further, adverse changes in investment regulations, capital requirements, or exchange controls could adversely affect the value of the Fund’s investments. These and other risks (e.g., nationalization, expropriation, or other confiscation of assets of non-U.S. issuers) tend to be greater for investments in companies tied economically to emerging countries, the economies of which tend to be more volatile than the economies of developed countries.
  Market Risk – Fixed Income Investments – The market price of a fixed income investment can decline due to a number of market-related factors, including rising (or, in some limited cases, declining) interest rates and widening credit spreads, or decreased liquidity that reflect the market’s uncertainty about the value of a fixed income investment (or class of fixed income investments).
  Market Risk – Asset-Backed Securities – The market price of fixed income investments with complex structures, such as asset-backed securities, can decline due to a number of factors, including market uncertainty about their credit quality and the reliability of their payment streams. Payment streams associated with asset-backed securities held by the Fund depend on many factors (e.g., the cash flow generated by the assets backing the securities, the deal structure, the credit worthiness of any credit-support provider, and the reliability of various other service providers with access to the payment stream) and a problem in any one of these areas can lead to a decrease in the payment stream expected by the Fund at the time it purchased the asset-backed security.
  Smaller Company Risk – Smaller companies may have limited product lines, markets, or financial resources, may lack the competitive strength of larger companies, or may lack managers with experience or depend on a few key employees. The securities of companies with smaller market capitalizations often are less widely held and trade less frequently and in lesser quantities, and their market prices often fluctuate more, than the securities of companies with larger market capitalization.
  Liquidity Risk – Low trading volume, lack of a market maker, large position size, or legal restrictions may limit or prevent the Fund or an underlying Fund from selling particular securities or unwinding derivative positions at desirable prices.
  Derivatives Risk – The use of derivatives involves the risk that their value may not move as expected relative to the value of the relevant underlying assets, rates, or indices. Derivatives also present other risks, including market risk, liquidity risk, currency risk, and counterparty risk.
  Currency Risk – Fluctuations in exchange rates can adversely affect the market value of non-U.S. currency holdings and investments denominated in non-U.S. currencies. In addition, hedging a non-U.S. currency can have a negative effect on performance if the U.S. dollar declines in value relative to that currency.
  Fund of Funds Risk – The Fund is indirectly exposed to all of the risks of an investment in BFAF and the underlying Funds in which it invests, including the risk that BFAF and those Funds will not perform as expected.
  Credit Risk – The Fund runs the risk that the issuer or guarantor of a fixed income investment will be unable or unwilling to satisfy its obligation to pay principal and interest or otherwise to honor its obligations in a timely manner. The market price of a fixed income investment will normally decline as a result of the issuer’s or guarantor’s failure to meet its payment obligations. Below investment grade securities have speculative characteristics, and changes in economic conditions or other circumstances are more likely to impair the capacity of issuers to make principal and interest payments than is the case with issuers of investment grade securities.
  Counterparty Risk – The Fund runs the risk that the counterparty to an over-the-counter (“OTC”) derivatives contract or a borrower of the Fund’s securities will be unable or unwilling to make timely settlement payments or otherwise honor its obligations.
  Natural Resources Risk – To the extent an underlying Fund concentrates its assets in the natural resources sector, the value of its portfolio is subject to factors affecting the natural resources industry and may fluctuate more than the value of a portfolio that consists of securities of companies in a broader range of industries.
  Commodities Risk – Commodities prices can be extremely volatile and exposure to commodities can cause the price of the Fund’s shares to decline and fluctuate more than the price of shares of a fund with a broader range of investments.
  Leveraging Risk – The use of reverse repurchase agreements and other derivatives and securities lending creates leverage. Leverage increases the magnitude of the Fund’s losses when the value of its investments (including derivatives) declines.
  Real Estate Risk – To the extent an underlying Fund concentrates its assets in real estate-related investments, the value of its portfolio is subject to factors affecting the real estate industry and may fluctuate more than the value of a portfolio that consists of securities of companies in a broader range of industries.
  Market Disruption and Geopolitical Risk – Geopolitical and other events may disrupt securities markets and adversely affect global economies and markets. Those events, as well as other changes in non-U.S. and U.S. economic and political conditions, could adversely affect the value of the Fund’s investments.
  Short Sales Risk – The Fund runs the risk that an underlying Fund’s loss on a short sale of securities that the underlying Fund does not own is unlimited.
  Focused Investment Risk – Focusing investments in countries, regions, sectors, companies, or industries with high positive correlations to one another creates more risk than if the Fund’s investments were less correlated.
  Large Shareholder Risk – To the extent that a large number of shares of the Fund is held by a single shareholder (e.g., an institutional investor or financial intermediary), the Fund is subject to the risk that a redemption by that shareholder of all or a large portion of its Fund shares will disrupt the Fund’s operations.

Performance
The bar chart and table below provide some indication of the risks of investing in the Fund by showing changes in the Fund’s annual total returns from year to year for the periods indicated and by comparing the Fund’s average annual total returns for different calendar periods with those of a broad-based index and the Consumer Price Index. As of the date of this Prospectus, the Fund had not commenced operations. Returns shown are those of BFAF (Class III shares), adjusted to reflect the gross expenses (on a percentage basis) that are expected to be borne by shareholders of each class of shares of the Fund, as reflected in the Annual Fund operating expenses table. The returns for BFAF (Class III shares) are under BFAF’s prior fee arrangement. Under BFAF’s current fee arrangement, effective January 1, 2012, the returns would have been lower. Purchase premiums and redemption fees are not reflected in the bar chart and, if these amounts were reflected, returns would be less than those shown. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown. After-tax returns shown are not relevant if you are tax-exempt or if you hold your Fund shares through tax-deferred arrangements (such as a 401(k) plan or individual retirement account). After-tax returns are shown for Class R4 shares only; after-tax returns for other classes will vary. Past performance (before and after taxes) is not an indication of future performance.
Annual Total Returns/Class R4 Shares Years Ending December 31

Highest Quarter: 8.97% (2Q2009) Lowest Quarter: –7.10% (4Q2008) Year-to-Date (as of 6/30/12): 4.16%
Average Annual Total Returns Periods Ending December 31, 2011
Average Annual Total Returns - GMO Benchmark-Free Allocation Series Fund	1 Year	5 Years	10 Years	Inception	Inception Date
Class R4	2.88%	4.49%		10.19%	Jul. 23, 2003	[1]
Class R4 Return After Taxes on Distributions	2.47%	2.49%		7.95%	Jul. 23, 2003	[1]
Class R4 Return After Taxes on Distributions and Sale of Fund Shares	1.93%	2.87%		7.84%	Jul. 23, 2003	[1]
Class R5	3.04%	4.65%		10.36%	Jul. 23, 2003	[1]
Class R6	3.14%	4.76%		10.47%	Jul. 23, 2003	[1]
MSCI World Index (returns reflect no deduction for fees or expenses, but are net of withholding tax on dividend reinvestments)	(5.54%)	(2.37%)		5.55%	Jul. 23, 2003	[1]
Consumer Price Index (reflects no deduction for fees, expenses, or taxes)	2.95%	2.26%		2.52%	Jul. 23, 2003	[1]
[1]	Inception date for BFAF (Class III shares).